MONTEREY
                                                               FUNDS

                                                       - PIA Short-Term
                                                           Government Securities
                                                       - PIA Total Return Bond
                                                       - PIA Equity











                                                               ANNUAL REPORT
                                                             NOVEMBER 30, 2001

Dear Shareholder:

We are pleased to provide you with this annual report for the year ended November 30, 2001 for the following series of the Monterey Mutual Funds for which Pacific Income Advisers is the adviser: the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund, and the PIA Equity Fund.

During the 12 months ended November 30, 2001, the returns including the reinvestment of dividends and capital gains, were as follows:

        PIA Short-Term Government Securities Fund       7.74%

        PIA Total Return Bond Fund                     10.94%

        PIA Equity Fund                                 4.63%

Short term interest rates declined significantly during the year, but longer term interest rates were relatively unchanged even though there were often dramatic rate fluctuations as the outlook for economic growth surged and waned. Continuing to contribute to the recent years' decline in rates was the consensus outlook for inflation to remain relatively low. The net effect of this were total returns which exceeded the coupon income of most bonds for a second consecutive year.

During the year ended November 30, 2001, the Lehman Government-Credit Index increased by 11.5%.

In the stock market, large capitalization stocks continued to decline as investors became more concerned about economic growth prospects, and the NASDAQ 100 Stock Index recorded significantly negative returns. The small capitalization Russell 2000 Stock Index increased by 5.0%. The PIA Equity Fund with its focus on smaller capitalization companies increased by 4.6%.

Please take a moment to review your fund(s)' statement of assets and results of operations for the year ended November 30, 2001. We look forward to reporting to you in six months.



/s/ LLOYD MCADAMS
-----------------
Lloyd McAdams
Chairman of the Board



                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES 13.61%
$   640,000   Aames Mortgage 2000-1 A 7.48%, due 8/25/22 .......................   $   657,043
    600,000   Centex Home Equity 2000-D 6.74%, due 8/25/21 .....................       616,701
     41,636   Centex Home Equity 2000-A 7.51%, due 5/25/18 .....................        41,709
  1,000,000   Chase Credit Card Master Trust 1998-3 6.00%, due 8/15/05 .........     1,039,469
    720,000   CIT Equipment 2000-2 6.84%, due 6/20/04 ..........................       745,790
     44,077   Conseco Finance 2000-E 6.98%, due 6/15/11 ........................        44,240
    650,000   Conseco Finance Lease 2000-1 7.48%, due 8/20/05 ..................       681,275
    520,000   Contimortgage Home Equity Loan Trust 1999-2
                6.28%, due 12/25/19 ............................................       529,634
    214,649   Countrywide 2000-2 8.18%, due 6/25/20 ............................       218,972
    640,000   Countrywide 2001-1 5.85%, due 7/25/20 ............................       653,979
    341,518   Duck Auto Grantor Trust 2000-C 6.76%, due 4/15/05 ................       348,554
    541,076   Fairbanks Capital Inc. 1999-1 4.18%, due 5/25/28 .................       545,538
    730,000   Ford Credit Auto 2000-C 7.24%, due 2/15/04 .......................       754,256
    188,849   Green Tree Recreational Corp. 1997-B 6.55%, due 7/15/28 ..........       195,921
    850,000   Onyx Acceptance Auto Trust 2000-D 6.69%, due 12/15/04 ............       879,497
    241,544   Salomon Brothers 1997-LB6 6.91%, due 12/25/27 ....................       245,800
  1,000,000   Union Acceptance Corp. 2001-A 5.29%, due 11/8/05 .................     1,028,917




PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


ASSET BACKED SECURITIES (continued)
  $ 440,000   WFS Financial Owner Trust 2000-D 6.83%, due 7/20/05 ..............   $   457,266
                                                                                   -----------

TOTAL ASSET BACKED SECURITIES
              (cost $9,443,598) ................................................     9,684,561
                                                                                   -----------

CORPORATE BONDS 2.21%
  1,000,000   CIT Group Inc. 7.38%, due 3/15/03 ................................     1,050,432
    500,000   Citigroup 5.70%, due 2/6/04 ......................................       521,204
                                                                                   -----------
TOTAL CORPORATE BONDS
              (cost $1,499,063) ................................................     1,571,636
                                                                                   -----------

MORTGAGE BACKED SECURITIES 33.76%
COMMERCIAL 5.88%
  1,123,341   Bear Stearns Mortgage Sec. Inc., 1997-2 7.00%, due 11/25/10 ......     1,146,510
    492,282   Countrywide Home Loans, Inc. 1997-4 8.00%, due 8/25/27 ...........       511,848
    384,017   Goldman Sachs Mortgage Securities 2000-1 A 2.81%, due 3/20/23* ...       380,728
    710,000   Goldman Sachs Mortgage Securities 2000-GSFL A 2.36%, due 8/15/12*        710,000
    327,468   LB Commercial Conduit Mortgage Trust 1995-C2 7.22%, due 9/25/25 ..       334,189
    999,544   Prudential Home Mortgage 1993-9, 7.50%, due 3/25/08 ..............     1,034,256
     65,369   Security National Mortgage Loan Trust 1999-1 7.17%, due 2/25/06 ..        66,262
                                                                                   -----------
                                                                                     4,183,793
                                                                                   -----------
                       See notes to financial statements


                                      -2-





                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCIES 27.88%
$   236,308   FHLMC M80409 6.00%, due 1/1/03 ...................................   $   240,996
     53,861   FHLMC N96340 6.00%, due 4/1/03 ...................................        54,929
     89,120   FHLMC N96342 6.00%, due 4/1/03 ...................................        90,888
    265,035   FHLMC N96446 6.50%, due 4/1/03 ...................................       272,032
    145,136   FHLMC N96369 6.00%, due 4/1/03 ...................................       148,017
     51,409   FHLMC N96415 6.50%, due 5/1/03 ...................................        52,766
     66,736   FHLMC N96779 6.50%, due 8/1/03 ...................................        68,498
    155,724   FHLMC L80215 6.50%, due 8/1/03 ...................................       159,835
    285,237   FHLMC M80478 7.00%, due 6/1/04 ...................................       294,871
     75,771   FHLMC 609231 8.27%, due 2/1/24 ...................................        78,337
    235,031   FHLMC 1232F 7.50%, due 9/15/06 ...................................       238,482
    171,808   FHLMC ARM 755204 6.72%, due 8/1/15 ...............................       177,237
    400,749   FHLMC ARM Pool 635206 7.12%, due 10/1/22 .........................       418,101
    179,980   FHLMC ARM Pool 845113 7.56%, due 2/1/22 ..........................       183,324
    133,316   FHLMC ARM Pool 845755 7.41%, due 6/1/23 ..........................       138,533
  2,961,134   FHLMC Series 1999 6.50%, due 3/15/24 .............................     3,005,826
    270,093   FNMA CMO 415842 11.00%, due 1/1/13 ...............................       295,134
    847,839   FNMA 1992-180 4.39%, due 1/25/22* ................................       854,232


PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCIES (continued)
$ 1,130,000   FNMA 2001-W1 5.72%, due 3/25/30 ..................................   $ 1,154,578
  2,848,350   FNMA 1999-53 6.00%, due 10/25/13 .................................     2,917,693
  2,500,000   FNMA 2001-31 6.00%, due 5/25/23 ..................................     2,572,388
    139,303   GNMA L80218 6.50%, due 9/1/03 ....................................       142,980
              162,334 GNMA ARM 8871 7.63%, due 11/20/21 ........................       167,310
  1,155,879   GNMA ARM 8062 7.63%, due 10/20/22 ................................     1,191,268
    772,445   GNMA ARM 80013 7.63%, due 11/20/26 ...............................       795,146
    444,377   GNMA ARM 80021 7.63%, due 12/20/26 ...............................       457,410
    189,510   GNMA ARM 80029 6.38%, due 1/20/27 ................................       192,288
    291,137   GNMA ARM 80122 7.63%, due 10/20/27 ...............................       299,589
  1,756,863   GNMA ARM 80154 6.38%, due 1/20/28 ................................     1,781,698
  1,369,390   GNMA ARM 80344 7.00%, due 11/20/29 ...............................     1,391,456
                                                                                   -----------
                                                                                    19,835,842
                                                                                   -----------

TOTAL MORTGAGE BACKED SECURITIES
              (cost $23,739,361) ...............................................    24,019,635
                                                                                   -----------

U.S. GOVERNMENT SECURITIES 19.32%
U.S. GOVERNMENT AGENCIES 9.56%
  4,000,000   Federal National Mortgage Association 5.250%, due 1/15/03 ........     4,127,584
  2,600,000   Federal National Mortgage Association 4.625%, due 5/15/03 ........     2,672,667
                                                                                   -----------
                                                                                     6,800,251
                                                                                   -----------




                       See notes to financial statements


                                      -3-





                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


U.S. TREASURY NOTES 9.76%
$ 2,000,000   U.S. Treasury Notes, 5.38%, due 6/30/03 ..........................   $ 2,088,752
  3,000,000   U.S. Treasury Notes, 5.75%, due 8/15/03 ..........................     3,154,104
  1,600,000   U.S. Treasury Notes, 5.88%, due 2/15/04 ..........................     1,698,750
                                                                                   -----------
                                                                                     6,941,606
                                                                                   -----------

TOTAL U.S. GOVERNMENT SECURITIES
              (cost $13,305,980) ...............................................    13,741,857
                                                                                   -----------

SHORT-TERM INVESTMENTS 29.90%
GOVERNMENT SECURITIES 26.71%
  4,000,000   Federal Home Loan Bank Discount Note Zero coupon bond to
                yield 2.03% due 12/3/01 ........................................     3,999,556
  4,000,000   Federal Home Loan Bank Discount Note Zero coupon bond to
                yield 2.06% due 12/3/01 ........................................     3,999,549
  4,000,000   Federal Home Loan Bank Discount
                Note 1.97%, due 12/3/01 ........................................     3,999,562
  7,000,000   Farmer Mac Discount Note Zero coupon bond to yield 2.06%
                due 12/3/01 ....................................................     6,999,210
                                                                                   -----------
                                                                                    18,997,877
                                                                                   -----------

MUTUAL FUNDS 3.19%
  2,540,528   Firstar Treasury Obligation Fund .................................     2,268,913
                                                                                   -----------

TOTAL SHORT-TERM INVESTMENTS
              (cost $21,266,790) ...............................................    21,266,790
                                                                                   -----------





PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS
              (cost $69,254,792)
              (Note 5) ...............................  98.80%                      70,284,479
Assets in excess of other liabilities ................   1.20%                         856,892
                                                       ------                      -----------

TOTAL NET ASSETS                                       100.00%                     $71,141,371
                                                       ======                      ===========

---------

     * Variable rate note - rate shown reflects the rate in effect at November 30, 2001.

Abbreviations used in this schedule:
FHLMC   Federal Home Loan Mortgage Corporation
 FNMA   Federal National Mortgage Association
  ARM   Adjustable Rate Mortgage
  CMO   Collateralized Mortgage Obligation
 GNMA   Government National Mortgage Association




                       See notes to financial statements


                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA TOTAL RETURN
BOND FUND
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES 7.07%
$   813,571   Aames Mortgage Trust 2001-2 5.97%, due 8/25/31 ................   $   837,568
    345,173   Airplanes Passthrough Trust, 8.15%, due 3/15/19 ...............       244,864
    365,000   California Infrastructure PG&E 6.42%, due 9/25/08 .............       386,958
    180,146   CIGNA CBO 1996-1 6.46%, due11/15/08 ...........................       181,159
    279,212   CIT Equipment Collateral Class B 5.31%, due 10/20/09 ..........       286,201
    581,229   The Money Store Home Equity Trust 1996-C 7.69%, due 5/15/24 ...       601,088
    600,000   Onyx Acceptance Auto Trust 2001-D 3.63%, due 11/15/05 .........       599,949
    500,000   Rhyno CBO Delaware Corp. 1997-1 6.33%, due 9/15/09 ............       509,297
    175,244   Structured Settlements Fund 1999-A 7.25%, due 12/20/15 ........       185,969
    370,000   Team Fleet Financing Corp. 1998--3 A 6.13%, due 10/25/04 ......       370,658
                                                                                -----------

TOTAL ASSET BACKED SECURITIES
              (cost $4,263,539) .............................................     4,203,711
                                                                                -----------

CORPORATE BONDS & NOTES 28.16%
AIRLINES 0.70%
    400,000   Delta Air Lines 10.50%, due 4/30/16 ...........................       396,882
     25,000   Southwest Airlines Co. 7.38%, due 3/1/27 ......................        22,088
                                                                                -----------
                                                                                    418,970
                                                                                -----------

AUTOMOTIVE 2.96%
    210,000   Ford Motor Credit Corp. 9.14%, due 12/30/14 ...................       230,186



PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


AUTOMOTIVE (continued)
$   210,000   General Motors Acceptance Corp. 5.88%, due 1/22/03 ............   $   213,914
    900,000   General Motors Acceptance Corp. 8.00%, due 11/1/31 ............       926,667
    400,000   General Motors Acceptance Corp. Variable rate due 11/7/03* ....       392,222
                                                                                -----------
                                                                                  1,762,989
                                                                                -----------

BANKING & FINANCIAL SERVICES 10.78%
    135,000   Banc One Corp. 7.63%, due 10/15/26 ............................       146,630
    650,000   Banc One Corp. 6.50%, due 2/1/06 ..............................       684,470
    175,000   BankBoston 6.38%, due 3/25/08 .................................       178,748
    340,000   Bankers Trust Corp. 8.13%, due 4/1/02 .........................       346,253
    185,000   Bear Stearns Co., Inc. 7.00%, due 3/1/07 ......................       195,189
    335,000   Countrywide Home Loan 7.26%, due 5/10/04 ......................       358,063
    160,000   Fairfax Financial Holdings Ltd. 144A 7.38%, due 3/15/06 .......       125,916
    160,000   First Bank System 7.63%, due 5/1/05 ...........................       174,253
    255,000   General Electric Capital Corp. 8.88%, due 5/15/09 .............       309,342
    660,000   J.P. Morgan Chase & Co. 6.75%, due 2/1/11 .....................       689,922
    225,000   Lehman Brothers Holdings, Inc. 6.50%, due 10/1/02 .............       231,145
    550,000   Morgan Stanley 6.10%, due 4/15/06 .............................       572,696
    170,000   Morgan Stanley 6.88%, due 3/1/07 ..............................       179,120



                       See notes to financial statements



                                      -5-



                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------




BANKING & FINANCIAL SERVICES (continued)
$   315,000   PNC Bank NA 7.88%, due 4/15/05 ................................   $   347,057
    560,000   Quest Capital Funding 7.25%, due 2/15/11 ......................       558,744
    160,000   SIUK PLC 6.80%, due 12/1/06 ...................................       163,173
    550,000   Sprint Capital Corp. 7.63%, due 1/31/11 .......................       577,280
    550,000   Wells Fargo & Co. 5.90%, due 5/21/06 ..........................       573,795
                                                                                -----------
                                                                                  6,411,796
                                                                                -----------

CHEMICALS 0.35%
    205,000   Eastman Chemical Co. 6.38%, due 1/15/04 .......................       210,883
                                                                                -----------

COMPUTERS/SOFTWARE 0.30%
    175,000   Computer Associates International, Inc. 6.38%, due 4/15/05 ....       175,728
                                                                                -----------

CRUISELINES 0.50%
    180,000   Carnival Corp., 6.15%, due 4/15/08 ............................       167,779
    165,000   Royal Caribbean Cruises 7.00%, due 10/15/07 ...................       131,650
                                                                                -----------
                                                                                    299,429
                                                                                -----------

DIVERSIFIED MANUFACTURING 0.99%
    570,000   Tyco International, 6.75%, due 2/15/11 ........................       588,113
                                                                                -----------

ELECTRONIC COMPONENTS/SEMICONDUCTORS 0.58%
    180,000   Applied Materials, 6.75%, due 10/15/07 ........................       189,770
    180,000   Thomas & Betts Corp., 6.63%, due 5/7/08 .......................       156,851
                                                                                -----------
                                                                                    346,621
                                                                                -----------


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


ENERGY 1.07%
$   640,000   Williams Cos., Inc. 7.88%, due 9/1/21 .........................   $   636,563
                                                                                -----------

HOTELS 0.68%
    220,000   Marriott International 144A 6.88%, due 11/15/05 ...............       229,077
    175,000   Mirage Resorts Inc. 7.25%, due 10/15/06 .......................       174,107
                                                                                -----------
                                                                                    403,184
                                                                                -----------

INSURANCE 1.76%
    200,000   American Re Corp., 7.45%, due 12/15/26 ........................       213,839
    205,000   Aetna, Inc. 7.13%, due 8/15/06 ................................       220,199
    170,000   CNA Financial Corp. 6.50%, due 4/15/05 ........................       155,157
    110,000   First Security Corp. 6.88%, due 11/15/06 ......................       117,368
    270,000   Fremont General Corp. 144A 7.88%, due 3/17/09 .................       195,750
    140,000   ITT Hartford Group 6.38%, due 11/1/02 .........................       143,908
                                                                                -----------
                                                                                  1,046,221
                                                                                -----------

MULTIMEDIA 1.13%
    190,000   Time Warner Entertainment 7.25%, due 9/1/08 ...................       201,851
    440,000   AOL Time Warner Inc. 7.63%, due 4/15/31 .......................       473,257
                                                                                -----------
                                                                                    675,108
                                                                                -----------

REAL ESTATE & MORTGAGE RELATED 1.93%
    191,000   Kimco Realty Corp., 6.50%, due 10/1/03 ........................       199,004
    270,000   Health Care Property Investments, Inc. 6.50%, due 12/15/06 ....       268,195





                       See notes to financial statements



                                      -6-



                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


REAL ESTATE & MORTGAGE RELATED (continued)
$   150,000   Nationwide Health Properties Inc. 8.67%, due 3/10/05 ..........   $   154,041
    205,000   Security Cap. Industrial 7.63%, due 7/1/17 ....................       202,360
    310,000   United Dominion Realty 7.95%, due 7/12/06 .....................       322,512
                                                                                -----------
                                                                                  1,146,112
                                                                                -----------

RETAIL 0.86%
    350,000   Ikon Office Solutions Inc., 6.75%, due 11/1/04 ................       325,030
    190,000   J.C. Penney Inc., 7.60%, due 4/1/07 ...........................       189,013
                                                                                -----------
                                                                                    514,043
                                                                                -----------

TELECOMMUNICATIONS 1.82%
    240,000   AT&T Corp., 6.00%, due 3/15/09 ................................       229,808
    205,000   Frontier Corp., 7.25%, due 5/15/04 ............................        42,025
    175,000   Vodafone Group PLC, 6.65%, due 5/1/08 .........................       182,951
    165,000   WorldCom Inc., 7.55%, due 4/1/04 ..............................       174,250
    445,000   WorldCom Inc., 7.50%, due 5/15/11 .............................       453,467
                                                                                -----------
                                                                                  1,082,501
                                                                                -----------

TRANSPORTATION 1.00%
    170,000   AMR Corp., 10.05%, due 3/7/06 .................................       164,557
    165,000   Canadian National Railway 7.00%, due 3/15/04 ..................       175,591
    268,211   Fedex Corp. 6.85%, due 1/15/19 ................................       252,412
                                                                                -----------
                                                                                    592,560
                                                                                -----------



PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------

UTILITIES 0.75%
$   300,000   AES Ironwood LLC 8.86%, due 11/30/25 ..........................   $   307,225
    180,000   Southern California Edison 6.65%, due 4/1/29 ..................       136,350
                                                                                -----------
                                                                                    443,575
                                                                                -----------

TOTAL CORPORATE BONDS & NOTES
              (cost $16,969,425) ............................................    16,754,396
                                                                                -----------

MORTGAGE BACKED SECURITIES 28.32%
COMMERCIAL 14.80%
              484,589 BA Mortgage Securities Inc. 1997-2 7.25%, due 10/25/27        503,670
    193,115   Blackrock Capital Finance L.P. 1997-R1 1.95%, due 3/25/37 .....       192,875
    153,506   Capco American Securitization 1998-D7 5.86%, due 10/15/30 .....       158,720
    700,000   Credit Based Asset Servicing 2001-CB2 5.97%, due 3/25/19 ......       721,666
    175,000   Carousel Center Finance Inc. 6.83%, due 11/15/07 ..............       181,184
    490,000   Chase Mortgage Finance Corp. 1994-H 7.25%, due 6/25/25 ........       508,681
    480,000   Countrywide 2000-1 7.50%, due 2/25/30 .........................       492,751
    433,879   Countrywide-Home Loans 1998-3 6.75%, due 4/25/28 ..............       441,596
     26,764   FDIC Remic Trust 1996-C1 6.75%, due 5/25/26 ...................        27,442
    840,000   FDIC Remic Trust 1996-C1 7.25%, due 5/25/26 ...................       876,151
    768,181   First Union Residential Securitization Trust 1998-A
                7.00%, due 4/25/25 ..........................................       801,701
    900,000   Holmes Financing PLC 2.62%, due 7/15/15 .......................       900,000



                       See notes to financial statements



                                      -7-



                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


COMMERCIAL (continued)
$   204,925   Lehman Structured Securities Corp. 8.00%, due 6/25/26 .........   $   210,368
  1,132,556   Merrill Lynch Mgt. Investors 1995-C2 7.04%, due 6/15/21 .......     1,150,634
    450,000   Merit Securities Corp. 7.88%, due 12/28/33 ....................       471,043
    600,000   Pegasus Aviation 2001-1A 4.06%, due 5/10/31 ...................       601,189
    514,684   Residential Funding Mtg. Sec. I 1997-S5 7.50%, due 4/25/27 ....       527,798
     33,941   Security National Mortgage Loans 1999-1 7.17%, due 2/25/06 ....        34,405
                                                                                -----------
                                                                                  8,801,874
                                                                                -----------

U.S. GOVERNMENT AGENCY 13.52%
    215,727   FHG 1312 I, 8.00%, due 7/15/22 ................................       227,924
    164,103   FHG 1387 S, 5.394%, due 10/15/07 ..............................        13,541
    238,738   FHG 1424 S, 5.176%, due 11/15/22 ..............................        23,524
    100,000   FHLMC 1704 E, 6.50%, due 3/15/09 ..............................       104,143
    322,000   FHLMC-GNMA 42 I, 8.00%, due 10/17/24 ..........................       348,380
      2,881   FNMA 1992-12 SA, 10.67%, due 1/25/22 ..........................         3,011
     42,803   FNMA 1993-130 H, 6.30%, due 9/25/18 ...........................        43,325
    442,709   FNMA Pool 313947, 7.00%, due 1/1/28 ...........................       456,448
    803,291   FNMA Pool 423290, 7.16%, due 6/1/26 ...........................       827,112
    640,247   FNMA Pool 429618, 6.50%, due 7/1/28 ...........................       651,310


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


U.S. GOVERNMENT AGENCY (continued)
$    72,530   FNMA Pool 443589, 6.50%, due 10/1/28 ..........................   $    73,784
  1,396,342   FNMA Pool 445378, 6.00%, due 4/1/29 ...........................     1,388,827
  1,265,813   FNMA Pool 502454, 6.50%, due 7/1/29 ...........................     1,287,111
     34,081   FNMA Pool 531331, 7.50%, due 4/1/30 ...........................        35,466
    430,834   FNMA Pool 531167, 7.50%, due 4/1/30 ...........................       448,345
    349,832   GNMA Pool 501569, 7.50%, due 3/15/29 ..........................       366,055
    651,988   GNMA Pool 503603, 7.00%, due 4/15/29 ..........................       673,430
    540,000   GNMA 1996-4 N, 7.00%, due 4/16/26 .............................       558,148
    480,000   GNMA 2000-5 PC, 7.50%, due 11/16/27 ...........................       511,468
                                                                                -----------
                                                                                  8,041,352
                                                                                -----------

TOTAL MORTGAGE BACKED SECURITIES
              (cost $16,306,376) ............................................    16,843,226
                                                                                -----------

U.S. GOVERNMENT SECURITIES 16.79%
U.S. GOVERNMENT AGENCIES 8.46%
    310,000   Federal Home Loan Mortgage Corp., 7.00%, due 3/15/10 ..........       344,598
  4,500,000   Federal National Mortgage Association, 6.00%, due 5/15/11 .....     4,684,676
                                                                                -----------
                                                                                  5,029,274
                                                                                -----------




                       See notes to financial statements



                                      -8-



                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Share/Principal Amount                                                              Value
-----------------------------------------------------------------------------------------------


U.S. TREASURY BONDS 6.92%
$ 3,730,000   U.S. Treasury Bonds, 6.50%, due 10/15/06 ......................   $ 4,118,446
                                                                                -----------

U.S. TREASURY NOTES 1.41%
    310,000   U.S. Treasury Notes, 6.50%, due 2/15/10 .......................       347,527
    470,000   U.S. Treasury Notes, 5.25%, due 8/15/03 .......................       490,471
                                                                                -----------
                                                                                    837,998
                                                                                -----------

TOTAL U.S. GOVERNMENT SECURITIES
              (cost $9,578,787) .............................................     9,985,718
                                                                                -----------

PREFERRED STOCKS 0.82%
     11,300   New Plan Excel Realty Trust Inc., Series B ....................       284,421
      7,500   Thornburg Mortgage Asset Corp. Series A Convertible ...........       201,375
                                                                                -----------
TOTAL PREFERRED STOCKS
              (cost $426,427) ...............................................       485,796
                                                                                -----------

SHORT-TERM INVESTMENTS 3.13%
MUTUAL FUNDS 3.13%
  1,859,421   Firstar Treasury Obligation Fund
              (cost $1,859,421) .............................................     1,859,421
                                                                                -----------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT
              (cost $49,403,975) ............................................    50,132,268
                                                                                -----------


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
-----------------------------------------------------------------------------------------------


REPURCHASE AGREEMENT 17.16%
$10,204,000   Firstar Bank, Agreement dated 11/30/01, 1.65%, due 12/3/01;
                Proceeds at maturity - $10,205,403
                Collateralized by Freddie Mac, 6.00% to 6.25%
                due 5/1/16 to 7/15/24; collateral value $10,408,080
                (cost $10,204,000) ..........................................   $10,204,000
                                                                                -----------

TOTAL INVESTMENTS
                (cost $59,607,975)
                (Note 5)                                101.45 %                60,336,268
Other assets less liabilities                            (1.45)%                  (863,422)
                                                        ------                 -----------
TOTAL NET ASSETS                                        100.00%                $59,472,846
                                                        ======                 ===========

--------

     * Variable rate note - rate shown reflects the rate in effect at November 30, 2001.

Abbreviations used in this schedule:
FHG     Freddie Mac Gold
FHLMC   Federal Home Loan Mortgage Corporation
FNMA    Federal National Mortgage Association
GNMA    Government National Mortgage Association




                       See notes to financial statements


                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA EQUITY FUND
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS 92.73%
ADVERTISING 2.68%
   6,000     Harte-Hanks, Inc.* ...................................     $150,000
                                                                        --------

AEROSPACE & DEFENSE 1.72%
   3,200     Triumph Group, Inc.* .................................       96,320
                                                                        --------

AUTO PARTS & EQUIPMENT 2.39%
   6,900     American Axle & Manufacturing Holding* ...............      134,205
                                                                        --------

BANKING & FINANCIAL SERVICES 14.60%
   3,900     Cullen/Frost Bankers, Inc. ...........................      109,785
   4,300     First Charter Corp. ..................................       75,508
   4,100     Hudson United Bancorp ................................      108,650
   4,900     Pacific Capital Bancorp ..............................      137,935
    4300     Raymond James Financial, Inc. ........................      138,890
  11,550     Sterling Bancshares Inc. .............................      134,327
   4,700     Trustmark Corp. ......................................      113,411
                                                                        --------
                                                                         818,506
                                                                        --------

BIOTECHNOLOGY 3.80%
   2,000     Cima Labs, Inc.* .....................................       69,200
   9,000     North American Scientific, Inc.* .....................      143,550
                                                                        --------
                                                                         212,750
                                                                        --------

CAPITAL GOODS 2.04%
   6,200     Terex Corp.(New)* ....................................      114,328
                                                                        --------

CHEMICALS 0.27%
  50,000     U.S. Plastic Lumber Corp.* ...........................       15,000
                                                                        --------

COMPUTER SERVICES 1.54%
  13,000     Carreker Corp.* ......................................       86,450
                                                                        --------



PIA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------

COMPUTERS & SOFTWARE 8.24%
   2,000     Catapult Communications Corp.* .......................     $ 48,500
  10,000     Eclipsys Corp.* ......................................      148,600
   6,000     Intervoice-Brite, Inc.* ..............................       84,660
   4,000     JDA Software Group* ..................................       67,560
   4,000     Open Text Corp.* .....................................      112,800
                                                                        --------
                                                                         462,120
                                                                        --------

CONSUMER PRODUCTS 1.86%
   8,000     American Greetings Corp., Class A Shares .............      104,400
                                                                        --------

CONTAINERS-METAL/GLASS 2.93%
   7,500     Silgan Holdings Inc.* ................................      164,250
                                                                        --------

E-SERVICES/CONSULTING 0.49%
  10,000     Marimba* .............................................       27,200
                                                                        --------

EDUCATION & TRAINING SERVICES 1.34%
   6,900     New Horizons Worldwide, Inc.* ........................       75,072
                                                                        --------

ELECTRONICS 4.49%
   3,000     Coherent, Inc.* ......................................       91,500
   8,000     Molecular Devices Corp.* .............................      160,240
                                                                        --------
                                                                         251,740
                                                                        --------

FOOD & BEVERAGE 3.00%
   3,000     Robert Mondavi Corp., Class A Shares* ................      105,120
   4,500     Suprema Specialties, Inc.* ...........................       63,000
                                                                        --------
                                                                         168,120
                                                                        --------

FOREST PRODUCTS & PAPER 2.86%
   5,000     Boise Cascade Corp. ..................................      160,200
                                                                        --------

                       See notes to financial statements


                                      -10-


                                 MONTEREY FUNDS
                  Schedules of Investments - November 30, 2001

PIA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------


INSTRUMENTS-SCIENTIFIC 3.48%
   6,100     Varian Inc.* .........................................     $195,261
                                                                        --------

MACHINERY 2.89%
   8,000     Albany International Corp., Class A Shares* ..........      161,920

MEDICAL PRODUCTS 7.93%
   7,000     Hughes Supply, Inc. ..................................      187,950
  10,000     Oakley, Inc.* ........................................      130,500
   2,000     Ocular Sciences* .....................................       50,700
   4,000     Owens & Minor, Inc. ..................................       75,200
                                                                        --------
                                                                         444,350
                                                                        --------

MEDICAL - WHOLESALE DRUGS 5.87%
   5,400     Alpharma Inc., Class A Shares ........................      129,492
   6,700     ICN Pharmaceuticals, Inc. ............................      199,526
                                                                        --------
                                                                         329,018
                                                                        --------

OFFICE SUPPLIES 2.76%
   7,800     John H. Harland Co. ..................................      154,830
                                                                        --------

RADIO 0.78%
   5,000     Spanish Broadcasting System, Class A Shares* .........       43,550
                                                                        --------

RETAIL 13.58%
   6,000     Chico's FAS, Inc.* ...................................      190,260
   6,300     Children's Place Retail Stores, Inc.* ................      219,870
   5,000     Cost Plus, Inc.* .....................................      102,600
  10,000     Landrys Seafood Restaurants ..........................      196,500
   2,000     Ultimate Electronics, Inc.* ..........................       51,640
                                                                        --------
                                                                         760,870
                                                                        --------


PIA EQUITY FUND (CONTINUED)
--------------------------------------------------------------------------------
Shares/Principal Amount                                                 Value
--------------------------------------------------------------------------------


SEMICONDUCTORS 1.19%
   2,000     Intersil Holding Corp., Class A Shares* ..............     $ 66,820
                                                                        --------

TOTAL COMMON STOCKS
                (cost $5,166,365) .................................    5,197,280
                                                                       ---------

SHORT-TERM INVESTMENTS 4.95%
Mutual Funds 4.95%
 277,633     Firstar Treasury Obligation Fund
                 (cost $277,633) ..................................      277,633
                                                                        --------

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT
                 (cost $5,443,998) ................................    5,474,913
                                                                       ---------

REPURCHASE AGREEMENT 3.87%
$217,000     Firstar Bank, Agreement dated 11/30/01,
                1.65%, due 12/3/01; Proceeds at
                maturity - $217,030
                Collateralized by Freddie Mac,
                6.00% to 6.25%
                due 5/1/16 to 7/15/24;
                collateral value $221,390
                (cost $217,000) ...................................      217,000
                                                                        --------

TOTAL INVESTMENTS
                (cost $5,660,998)
                (Note 5) ........................  101.55%            5,691,913
Other assets less liabilities ...................   (1.55%)             (87,036)
                                                   ------            ----------

TOTAL NET ASSETS                                   100.00%           $5,604,877
                                                   ======            ==========


-----------
        * Non income producing security.


                       See notes to financial statements



                                 MONTEREY FUNDS
            Statements of Assets and Liabilities - November 30, 2001


                                                                   PIA             PIA
                                                                SHORT-TERM        TOTAL
                                                                GOVERNMENT        RETURN           PIA
                                                                SECURITIES         BOND           EQUITY
                                                                ----------         ----           ------
ASSETS:
        Investments in securities, at value
           (cost $69,254,792, $49,403,975 and
           $5,443,998, respectively) ......................   $ 70,284,479    $ 50,132,268    $  5,474,913
        Repurchase agreements (cost $0, $10,204,000
           and $217,000, respectively) ....................           --        10,204,000         217,000
        Cash ..............................................        131,103            --              --
        Receivable for securities sold ....................        109,361            --            75,997
        Receivable for fund shares sold ...................        323,284            --               400
        Interest and dividends receivable .................        358,139         406,850           3,737
        Due from investment advisor (Note 3) ..............           --              --               539
        Prepaid expenses and other assets .................          1,951           2,571             850
                                                              ------------    ------------    ------------

                Total assets ..............................     71,208,317      60,745,689       5,773,436
                                                              ------------    ------------    ------------


LIABILITIES:
        Dividends payable .................................         29,028          86,590            --
        Payable for fund shares redeemed ..................            533            --              --
        Distribution fees payable .........................         14,958            --             3,948
        Due to investment advisor (Note 3) ................          2,876           6,267            --
        Payable for securities purchased ..................           --         1,172,621         154,100
        Accrued expenses and other liabilities ............         19,551           7,365          10,511
                                                              ------------    ------------    ------------

                Total liabilities .........................         66,946       1,272,843         168,559
                                                              ------------    ------------    ------------

                Net assets ................................   $ 71,141,371    $ 59,472,846    $  5,604,877
                                                              ============    ============    ============


NET ASSETS:
        Shares of beneficial interest, no par value;
                unlimited shares authorized ...............   $ 70,045,522    $ 58,401,761    $  5,680,814
        Undistributed net investment income (loss) ........        (22,757)        (40,005)           --
        Accumulated net realized gain (loss) on investments         88,919         382,797        (106,852)
        Net unrealized appreciation of investments ........      1,029,687         728,293          30,915
                                                              ------------    ------------    ------------

                Net assets ................................   $ 71,141,371    $ 59,472,846    $  5,604,877
                                                              ============    ============    ============


CALCULATION OF MAXIMUM OFFERING PRICE:
        Net asset value, offering and
           redemption price per share .....................   $      10.36    $      20.15    $      19.44
        Maximum sales charge (0%, 0% and
           4.50% of offering price) .......................           --              --              0.92
                                                              ------------    ------------    ------------

        Offering price to public ..........................   $      10.36    $      20.15    $      20.36
                                                              ============    ============    ============

                Shares Outstanding ........................      6,869,230       2,951,895         288,345
                                                              ============    ============    ============





                       See notes to financial statements



                                 MONTEREY FUNDS
        Statements of Operations - For the Year Ended November 30, 2001

                                                                PIA             PIA
                                                             SHORT-TERM        TOTAL
                                                             GOVERNMENT        RETURN           PIA
                                                             SECURITIES         BOND           EQUITY
                                                             ----------         ----           ------
INVESTMENT INCOME:
        Interest ........................................   $ 3,390,811    $ 2,992,643    $    27,563
        Dividends .......................................          --           42,516         65,497
                                                            -----------    -----------    -----------
                Total investment income .................     3,390,811      3,035,159         93,060
                                                            -----------    -----------    -----------


EXPENSES:
        Investment advisory fees (Note 3) ...............       127,996        150,709         55,098
        Administrative fees (Note 3) ....................        57,328         52,134         15,881
        Custodian fees ..................................        36,543         36,211          6,511
        Distribution fees (Note 4) ......................        31,999           --           13,775
        Audit fees ......................................        10,800         11,612         10,615
        Registration fees ...............................         8,937          6,599         26,280
        Transfer agent fees .............................         6,999          7,261         17,640
        Legal fees ......................................         5,409          4,424          5,115
        Printing expense ................................         3,238          1,803          2,362
        Trustees' fees ..................................         1,664          1,759          1,657
        Postage expense .................................           653            273            730
        Other expenses ..................................         4,107          2,832          1,816
                                                            -----------    -----------    -----------
                Total expenses ..........................       295,673        275,617        157,480
        Less: Expense reimbursement from advisor (Note 3)       (83,502)       (60,240)       (58,458)
                                                            -----------    -----------    -----------
                Net expenses ............................       212,171        215,377         99,022
                                                            -----------    -----------    -----------
                Net investment income (loss) ............     3,178,640      2,819,782         (5,962)
                                                            -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on investments .........       445,012        755,570        (48,059)
        Net change in unrealized appreciation on
                investments .............................       963,867      1,405,817        214,743
                                                            -----------    -----------    -----------
        Net gain on investments .........................     1,408,879      2,161,387        166,684
                                                            -----------    -----------    -----------
        Net increase in net assets resulting
                from operations .........................   $ 4,587,519    $ 4,981,169    $   160,722
                                                            ===========    ===========    ===========


                       See notes to financial statements


                                 MONTEREY FUNDS
                      Statements of Changes in Net Assets

                                                                PIA
                                                             SHORT-TERM                      PIA
                                                             GOVERNMENT                      TOTAL
                                                             SECURITIES                    RETURN BOND
                                                     --------------------------------------------------------
                                                     Year Ended    Year ended       Year Ended     Year Ended
                                                       Nov. 30,      Nov. 30,         Nov. 30,       Nov. 30,
                                                        2001           2000             2001           2000
                                                     --------------------------------------------------------
OPERATIONS:
        Net investment Income (loss) ..........   $  3,178,640    $  2,954,716    $  2,819,782    $  2,019,562
        Net realized gain (loss) on investments        445,012        (198,774)        755,570         149,214
        Net change in unrealized appreciation
        (depreciation) on investments .........        963,867         423,692       1,405,817         444,194
                                                  ------------    ------------    ------------    ------------
        Net increase in net assets
                resulting from operations .....      4,587,519       3,179,634       4,981,169       2,612,970
                                                  ------------    ------------    ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS:
        Dividends from net investment income ..     (3,189,990)     (2,966,123)     (2,861,285)     (2,021,286)
        Distributions from net realized gains .           --              --              --              --
        Return of capital .....................        (55,973)           --              --              --
                                                  ------------    ------------    ------------    ------------
                                                    (3,245,963)     (2,966,123)     (2,861,285)     (2,021,286)
                                                  ------------    ------------    ------------    ------------


FUND SHARE TRANSACTIONS:
        Net proceeds from shares sold .........     35,074,366      13,145,697      26,757,318       6,278,351
        Dividends reinvested ..................      3,182,773       2,598,347       2,407,221       1,491,986
        Payment for shares redeemed ...........    (15,648,305)    (16,221,828)     (6,357,059)     (3,468,570)
                                                  ------------    ------------    ------------    ------------

        Net increase (decrease) in net assets
                from fund share transactions ..     22,608,834        (477,784)     22,807,480       4,301,767
                                                  ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets .     23,950,390        (264,273)     24,927,364       4,893,451
        NET ASSETS, Beginning of Year .........     47,190,981      47,455,254      34,545,482      29,652,031
                                                  ------------    ------------    ------------    ------------
        NET ASSETS, End of Year ...............   $ 71,141,371    $ 47,190,981    $ 59,472,846    $ 34,545,482
                                                  ============    ============    ============    ============
        Undistributed net investment income
                (loss) at end of year .........   $    (22,757)   $    (11,407)   $    (40,005)   $      5,517
                                                  ============    ============    ============    ============

CHANGES IN SHARES OUTSTANDING:
        Shares sold ...........................      3,410,411       1,305,377       1,353,947         333,449
        Shares issued on reinvestment
                of dividends ..................        309,427         258,579         121,212          79,172
        Shares redeemed .......................     (1,515,149)     (1,613,720)       (319,642)       (183,686)
                                                  ------------    ------------    ------------    ------------
        Net Increase (decrease) in
        shares outstanding ....................      2,204,689         (49,764)      1,155,517         228,935
                                                  ============    ============    ============    ============






                                                                     PIA
                                                                    EQUITY
                                                       ----------------------------------
                                                       Year Ended             Year ended
                                                         Nov. 30,              Nov. 30,
                                                           2001                  2000
                                                       ----------------------------------
OPERATIONS:

        Net investment Income (loss) ..........       $     (5,962)        $      3,216
        Net realized gain (loss) on investments            (48,059)             479,362
        Net change in unrealized appreciation
        (depreciation) on investments .........            214,743             (255,781)
                                                      ------------         ------------
        Net increase in net assets
                resulting from operations .....            160,722              226,797
                                                      ------------         ------------

DIVIDENDS PAID TO SHAREHOLDERS:
        Dividends from net investment income ..             (4,920)                --
        Distributions from net realized gains .           (487,106)                --
        Return of capital .....................               --                   --
                                                      ------------         ------------
                                                          (492,026)                --
                                                      ------------         ------------


FUND SHARE TRANSACTIONS:
        Net proceeds from shares sold .........          2,699,228            2,237,129
        Dividends reinvested ..................            473,403                 --
        Payment for shares redeemed ...........           (554,494)          (1,217,522)
                                                      ------------         ------------
        Net increase (decrease) in net assets
                from fund share transactions ..          2,618,137            1,019,607
                                                      ------------         ------------
        Net increase (decrease) in net assets .          2,286,833            1,246,404
        NET ASSETS, Beginning of Year .........          3,318,044            2,071,640
                                                      ------------         ------------
        NET ASSETS, End of Year ...............       $  5,604,877         $  3,318,044
                                                      ============         ============
        Undistributed net investment income
                (loss) at end of year .........       $       --           $      6,420
                                                      ============         ============

CHANGES IN SHARES OUTSTANDING:
        Shares sold ...........................            129,698               99,429
        Shares issued on reinvestment
                of dividends ..................             23,958                 --
        Shares redeemed .......................            (27,491)             (54,441)
                                                      ------------         ------------
        Net Increase (decrease) in
        shares outstanding ....................            126,165               44,988
                                                      ============         ============



                       See notes to financial statements

                                 MONTEREY FUNDS
               Notes to Financial Statements - November 30, 2001

NOTE 1.  ORGANIZATION

         Monterey Mutual Fund (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the PIA Short Term Government Securities Fund, the OCM Gold Fund, the PIA Equity Fund, the Murphy New World Biotechnology Fund, the Murphy New World Technology Fund, the Murphy New World Core Technology Fund, formerly known as the Murphy New World Technology Convertibles Fund, and the PIA Total Return Bond Fund (each a "Fund" and collectively the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short Term Government Securities Fund, (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund, (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued according to the aforementioned policies. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges.

         REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, that Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. Such securities are referred to as the "Resold Securities." The Resold Securities will be marked to market every business day so that the value of the "collateral" is at least equal to the value of the loan, including the accrued interest earned thereon. All Resold Securities will be held by the Fund's custodian or another bank either directly or through a securities depository.

         OPTIONS - When a call is written, an amount equal to the premium received is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. If an option which was written either expires on its stipulated expiration date, or a closing purchase transaction is entered into, a gain is realized (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a capital gain or loss is realized from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid for the purchase of a call or a put option is included in the asset section of the Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current value of the option. If a purchased option expires on its stipulated expiration date, a loss is realized in the amount of the cost of the option. If a closing sale transaction is entered into, a gain or loss will be realized depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a put option is exercised, a gain or loss will be realized from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

         FUTURES CONTRACTS - The Total Return Bond Fund may from time to time enter into futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. When a Fund enters a futures contract, it is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the futures contract, the Fund agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by the Fund as unrealized gains or losses. When the futures contract expires or is closed by the Fund it realizes a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF BALANCE SHEET RISK - Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of exposure to off balance sheet risk.

                                 MONTEREY FUNDS
          Notes to Financial Statements - November 30, 2001 (CONTINUED)



         The predominant market risk is that movements in the prices of the Trust's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render the Trust's hedging strategy unsuccessful and could result in a loss to the Trust.

         Futures contracts are purchased only on exchanges. The exchange acts as the counterparty to the Trust's futures transactions; therefore the Trust's credit risk is limited to failure of the exchange.

         FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Fund paid no Federal Income taxes and no Federal income tax provision was required.

         RECLASSIFICATION OF CAPITAL ACCOUNTS - The Funds' accounts and reports for distributions to shareholders in accordance with AICPA Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. During the year ended November 30, 2001, the following reclassifications were made:
                                    UNDISTRIBUTED
                                         NET       UNDISTRIBUTED   SHARES OF
                                      INVESTMENT      CAPITAL      BENEFICIAL
                                        INCOME         GAINS        INTEREST
                                        ------         -----        --------

        Short-Term Government Fund      $ 55,973    $   --          $(55,973)
        Total Return Bond Fund            (4,019)      4,019            --
        Equity Fund                        4,462      (3,484)           (978)

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

         USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

         The Short-Term Government Fund and the Total Return Bond Fund each has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA"). Each Fund pays PIA a fee, computed daily and payable monthly, at the annual rates of 0.20% and 0.30%, respectively, of their net assets.

         The Equity Fund has an investment advisory agreement with PIA. The Equity Fund pays PIA a fee computed daily and payable monthly, at the following annual rate based upon average daily net assets:

                ASSETS                                 FEE RATE
                ------                                 --------
                0 to $50 million                        1.000%
                $50 million to $75 million              0.875%
                $75 million to $100 million             0.750%
                $100 million to $150 million            0.625%
                $150 million to $200 million            0.500%
                Over $250 million                       0.375%

         Prior to March 30, 2001, PIA had agreed to reimburse the Funds for expenses in excess of 0.30% of average net assets of the Short-Term Government Fund, 0.40% of average net assets of Total Return Bond Fund and 1.80% of average net assets of Equity Fund. Effective March 30, 2001, the Board of Trustees approved and PIA agreed to reimburse the Funds for expenses in excess of 0.35% of average net assets of the Short-Term Government Fund and 0.45% of average net assets of Total Return Bond Fund. The expense limitation for the Equity Fund remained the same at 1.80% of average net assets. The amounts reimbursed by PIA for the year ended November 30, 2001 are set forth in the Statement of Operations.

         The Trust has a fund accounting and administrative agreement with Orbitex Fund Services, Inc. ("OFS"), formerly known as American Data Services, Inc. OFS receives a fee, computed daily and payable monthly, based on average daily net assets, subject to a monthly minimum.

                                 MONTEREY FUNDS
          Notes to Financial Statements - November 30, 2001 (CONTINUED)




NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

         Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of PIA, as well as a trustee of the Trust.

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Short Term Government Fund and the Equity Fund to reimburse the Distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers in each Fund shares, in any fiscal year, subject to a limit of 0.05% for the Short-Term Government Fund and 0.25% for the Equity Fund.

NOTE 5. PURCHASES AND SALES OF SECURITIES

         The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 2001, were as follows:

                                                  PURCHASES         SALES
                                                  ---------         -----
        Short-Term Government Fund ............ $ 68,425,094    $ 63,875,864
        Total Return Bond Fund ................   74,534,607      62,273,924
        Equity Fund ...........................   11,452,409       8,959,957

         The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at November 30, 2001, were as follows:

                                   IDENTIFIED   UNREALIZED      UNREALIZED
                                     COST      APPRECIATION    DEPRECIATION        NET
                                     ----      ------------    ------------        ---
       Short-Term Government
          Fund                  $ 69,254,792    $ 1,043,966     $ (14,279)    $ 1,029,687
        Total Return Bond Fund    59,607,975      1,396,978      (668,685)        728,293
        Equity Fund                5,766,547        411,660      (486,294)        (74,634)


         During the year ended November 30, 2001, the Short-Term Government Fund and the Total Return Bond Fund utilized capital loss carryforwards of $356,093 and $376,792, respectively. The Short-Term Government Fund and the Equity Fund will elect, for United States federal income tax purposes, to treat capital losses of $4,972 and $27,264, respectively, incurred in November 2001 as having been incurred in the following fiscal year.



                                 MONTEREY FUNDS
                      PIA SHORT-TERM GOVERNMENT SECURITIES
                              Financial Highlights

                                             Year ended      Year ended      Year ended    Year ended     Year ended
                                               Nov. 30,        Nov. 30,       Nov. 30,      Nov. 30,       Nov. 30,
                                                2001            2000           1999           1998           1997
                                           ---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $       10.12  $       10.07  $       10.38  $       10.26  $       10.21
                                           -------------  -------------  -------------  -------------  -------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income ..................            0.52           0.66           0.55           0.57           0.61
Net realized and unrealized gain (loss)
        on investments .................            0.25           0.05          (0.25)          0.13           0.06
                                           -------------  -------------  -------------  -------------  -------------

Total from investment operations .......            0.77           0.71           0.30           0.70           0.67
                                           -------------  -------------  -------------  -------------  -------------

LESS DISTRIBUTIONS
Dividends from net investment income ...           (0.52)         (0.66)         (0.55)         (0.57)         (0.61)
Distributions from net realized gain ...            0.00           0.00          (0.06)         (0.01)         (0.01)
Return of capital ......................           (0.01)          0.00           0.00           0.00           0.00
                                           -------------  -------------  -------------  -------------  -------------
Total distributions ....................           (0.53)         (0.66)         (0.61)         (0.58)         (0.62)
                                           -------------  -------------  -------------  -------------  -------------
Net asset value, end of period .........   $       10.36  $       10.12  $       10.07  $       10.38  $       10.26
                                           =============  =============  =============  =============  =============

Total return* ..........................            7.74%          7.30%          3.00%          6.99%          6.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..    $      71,141  $       47,191 $       47,455 $       56,989 $       52,912
Ratio of expenses to average net assets             0.33%          0.30%          0.30%          0.30%          0.30%
Ratio of expenses to average net assets,
        before reimbursement ...........            0.46%          0.48%          0.47%          0.46%          0.55%
Ratio of net investment income
        to average net assets ..........            4.97%          6.49%          5.40%          5.51%          5.77%
Portfolio turnover rate ................          120.80%         89.08%        110.15%        138.44%         63.08%



-----------
   * Total returns are historical and assume changes in share price and the reinvestment of dividends and capital gain distributions.

                       See notes to financial statements



                                 MONTEREY FUNDS
                             PIA TOTAL RETURN BOND
                              Financial Highlights





                                                                                        Sept. 1, 1998
                                                                                       (Commencement of
                                           Year Ended      Year Ended      Year Ended    Operations)
                                             Nov. 30,        Nov. 30,        Nov. 30,      through
                                               2001            2000           1999       Nov. 30, 1998
                                          -------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..   $       19.23  $       18.92  $       20.27  $       20.00
                                          -------------  -------------  -------------  -------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income .................            1.13           1.24           1.16           0.27
Net realized and unrealized
        gain (loss) on investments ....            0.93           0.31          (1.31)          0.26
                                          -------------  -------------  -------------  -------------
Total from investment operations ......            2.06           1.55          (0.15)          0.53
                                          -------------  -------------  -------------  -------------

LESS DISTRIBUTIONS
Dividends from net investment income ..           (1.14)         (1.24)         (1.16)         (0.26)
Distributions from net realized gains .            0.00           0.00          (0.04)          0.00
                                          -------------  -------------  -------------  -------------
Total distributions ...................           (1.14)         (1.24)         (1.20)         (0.26)
                                          -------------  -------------  -------------  -------------
Net asset value, end of period ........   $       20.15  $       19.23  $       18.92  $       20.27
                                          =============  =============  =============  =============

TOTAL RETURN* .........................           10.94%          8.54%         (0.74%)         2.65%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) ..   $      59,473  $       34,545 $       29,652 $       24,944
Ratio of expenses to average net assets            0.43%          0.40%          0.40%          0.40%+
Ratio of expenses to average net assets
        before reimbursement ..........            0.55%          0.61%          0.63%          0.63%+
Ratio of net investment income
        to average net assets .........            5.61%          6.61%          6.06%          5.49%+
Portfolio turnover rate ...............          134.25%         45.95%        104.13%         13.22%


* Total returns are historical and assume changes in share price and the reinvestment of dividends and capital gain distributions.
+  Annualized.

                       See notes to financial statements


                                 MONTEREY FUNDS
                                   PIA EQUITY
                              Financial Highlights

                                                     Year ended     Year ended    Year ended    Year ended    Year ended
                                                      Nov. 30,        Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,
                                                        2001           2000          1999          1998         1997++
                                                   -----------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...........   $      20.46     $   17.68    $   17.54  $      20.79     $    19.63
                                                   ------------     ---------    ---------  ------------     ----------

Income From Investment Operations
Net investment income (loss) ...................          (0.03)         0.01         0.05          0.06         (1.21)
Net realized and unrealized gain (loss)
        on investments .........................           1.01          2.77         1.83         (0.91)         3.05
                                                   ------------     ---------    ---------  ------------     ----------
Total from investment operations ...............           0.98          2.78         1.88         (0.85)         1.84
                                                   ------------     ---------    ---------  ------------     ----------

Less Distributions
Dividends from net investment income ...........          (0.02)         0.00        (0.08)         0.00          0.00
Distributions from net realized gains ..........          (1.98)         0.00        (1.66)        (2.40)        (0.68)
                                                   ------------     ---------    ---------  ------------     ----------
Total distributions ............................          (2.00)         0.00        (1.74)        (2.40)        (0.68)
                                                   ------------     ---------    ---------  ------------     ----------
Net asset value end of period ..................   $      19.44     $   20.46    $   17.68  $      17.54     $   20.79
                                                   ============     =========    =========  ============     =========

Total return* ..................................           4.63%        15.72%       12.07%        (4.86%)        9.96

Ratios/Supplemental Data
Net assets, end of period (in 000's) ...........   $      5,605     $   3,318    $   2,072  $       2,257    $    2,777
Ratio of expenses to average net assets ........           1.80%         1.80%        1.80%         2.14%         2.43%
Ratio of expenses to average net
        assets, before reimbursement ...........           2.86%         3.72%        5.36%         3.21%         6.71%
Ratio of net investment income (loss) to average
        net assets .............................          (0.11%)        0.10%        0.30%         0.23%        (0.06%)
Portfolio turnover rate ........................         186.16%       525.79%      276.17%       135.49%       139.57%

---------
* Total returns are historical and assume changes in share price, the reinvestment of dividends and capital gain distributions and assume no sales charges.
++ On 12/13/96 Pacific Income Advisers, Inc. became the Fund's investment advisor. Prior to 12/13/96, Monitrend Investment Management, Inc. was the Fund's investment advisor.

                       See notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the PIA Equity Fund series of Monterey Mutual Fund (the "Trust") at November 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods prior to December 1, 1998 were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
March 20, 2002

                                 MONTEREY FUNDS
               Performance Results - Year Ended November 30, 2001


PIA SHORT-TERM
GOVERNMENT SECURITIES FUND

AVERAGE ANNUAL TOTAL RETURNS                            VALUE ON 11/30/01
----------------------------                            -----------------
1 year          7.74%                             PIA ST Gov't.         $16,097
5 year          6.30%                             Lehman Index          $16,365
Inception       6.45%

                $10,000 Investment made 4/22/94 (Inception Date)

The returns shown included the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance.

The Lehman Government 1-3 Year Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization with maturities between one and three years.

The PIA Short-Term Government Securities Fund achieved its goal of providing a high level of current income consistent with low volatility of principal again this year. The Fund returned 7.74% as compared to the unmanaged Lehman Government 1-3 Year index return of 10.04%.

-----------
* Performance information depicted here begins on 4/30/94.





PIA TOTAL RETURN
BOND FUND

Average Annual Total Returns                     Value on 11/30/01
1 year         10.94%                      PIA Total Return Bond        $12,244
Inception       6.42%                      Lehman Index                 $12,328

                $10,000 Investment made 9/1/98 (Inception Date)

The returns shown included the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance.

The Lehman Gov/Credit index is an unmanaged index consisting of US Treasury & Agency bonds and publicly issued US corporate and foreign debentures and secured notes.

The PIA Total Return Bond Fund gained 10.94% for this year versus the unmanaged Lehman Gov/Credit index gain of 11.52%. The Fund benefited as bond yields fell over the course of the year, which generated positive returns above and beyond the Fund's yield.

                                 MONTEREY FUNDS
               Performance Results - Year Ended November 30, 2001

     (All Performance measurements reflect the maximum sales load charged, for each period)


PIA EQUITY FUND

Average Annual Total Returns                            Value on 11/30/01
1 year         (0.08%)                          PIA Equity              $13,816
Inception       6.72%                           S&P 500                 $16,920

     $10,000 Investment made 12/13/96 (Date PIA became investment advisor)

The returns shown included the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance.

The S&P 500 Index is a broad unmanaged index generally considered to be representative of the US equity market.

The PIA EQUITY FUND returned (0.08)% for the fiscal year, significantly outperforming the S&P 500, which returned (12.16)% during the comparable period.

THE TRUST (Unaudited)

         The Trustees of this family of seven mutual fund portfolios are there to work in the interests of the shareholders, to ensure the ownership interest of each shareholder is maintained and protected at all times. The Monterey Mutual Fund Board of Trustees is comprised of five members, three of whom are independent and have no affiliation with Monterey Mutual Fund.



NAME                                         PRINCIPAL OCCUPATIONS
ADDRESS                       AGE            DURING PAST FIVE YEARS
-------                       ---            ----------------------

JOSEPH LLOYD MCADAMS, JR.
CHAIRMAN OF THE BOARD, SINCE 1996

1299 Ocean Avenue             55             Chairman of the Board of Pacific
Suite 210                                    Income Advisers, Inc.; Chairman of
Santa Monica, CA 90401                       the Board, Chief Executive Officer
                                             and President of Syndicated
                                             Capital, Inc. Since March 1998, Mr.
                                             McAdams has been Chairman of the
                                             Board, President and Chief
                                             Executive Officer of Anworth
                                             Mortgage Asset Corporation, a real
                                             estate investment trust.

JOHN MICHAEL MURPHY
TRUSTEE, SINCE 1996

2830 North Cabrillo Highway   59             President of Murphy Investment
Half Moon Bay, CA 94019                      Management, Inc.; Member of the
                                             Board, President of Murenove Inc.,
                                             a newsletter publisher.

ANN LOUISE MARINACCIO
TRUSTEE, SINCE 1996

1 Norwood Road                61             Sales Associate for Saks Fifth
Springfield, NJ 07081                        Avenue, Short Hills, NJ.

ROBERT I. WEISBERG
TRUSTEE, SINCE 1996

612 Ridge Road                54             President of Fremont Medical
Tiburon, CA 94920                            Financial Services, Inc. and
                                             Executive Vice President of Fremont
                                             Financial Corporation, Santa
                                             Monica, California since
                                             January 1, 1996; President of
                                             Pro-Care Financial Group, Inc.,
                                             Larkspur, California from 1994-
                                             1995; President of Towers Financial
                                             Corporation, New York, New York
                                             from 1993-1994; President of Fleet
                                             Credit Corporation, Providence,
                                             Rhode Island from 1985-1993. Member
                                             of the Board of Environmental
                                             Power.

BEATRICE P. FELIX
TRUSTEE, SINCE 1996

1011 4th Street, #218         42             Real estate sales agent for Roland
Santa Monica, CA 90403                       Land Realty since 1994; real estate
                                             sales agent for Prudential Realty
                                             from 1991-1994.


THE OFFICERS

HEATHER U. BAINES
PRESIDENT AND TREASURER, SINCE 1996

1299 Ocean Avenue             59             Member of the Board, President and
Suite 210                                    Chief Executive Officer of Pacific
Santa Monica, CA 90401                       Income Advisors, Inc. since March
                                             1998. Ms. Baines has been Executive
                                             Vice President of Anworth Mortgage
                                             Asset Corporation.

PAMELA J. WATSON
VICE PRESIDENT AND SECRETARY, SINCE 1996

504 Larsson Street            46             Vice President of Pacific Income
Manhattan Beach, CA 90266                    Advisors, Inc. since 1997; Chief
                                             Financial Officer, Kleinwort Benson
                                             Capital Management, Inc. from 1991
                                             to 1996. Since March, 1998, Ms.
                                             Watson has been Executive Vice
                                             President, Chief Financial Officer,
                                             Treasurer and Secretary of Anworth
                                             Mortgage Asset Corporation.

                      This page intentionally left blank.

                             Monterey Mutual Funds
                                Distributed by:
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401